DEPOSITS, PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Feb. 28, 2026
Receivables [Abstract]
DEPOSITS, PREPAYMENTS AND OTHER CURRENT ASSETS

NOTE 5 – DEPOSITS, PREPAYMENTS AND OTHER CURRENT ASSETS

	As of
	February 28, 2025	February 28, 2026	February 28, 2026
	S$	S$	US$
Current
Deposits	6,548	694,228	549,405
Prepaid expenses*	-	5,669,405	4,486,709
Accrued income	-	1,173	928
Taxes receivable	8,792	5,922	4,687
Balance at end of the year	15,340	6,370,728	5,041,729

Non-current
Prepaid expenses*	-	461,489	365,218

*	Prepaid marketing expenses were mainly made to vendors for 23 months of marketing services including investor relations, advising on business plans and corporate development to drive business growth.